Fair Value (Financial Instruments Measured At Fair Value On A Non-Recurring Basis) (Details) - Unobservable Input, Comparability Adjustment [Member] - Fair Value, Measurement, Non-Recurring [Member] - Comparable Sales Approach [Member] - USD ($)
	Dec. 31, 2018	Dec. 31, 2017
Commercial [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 100,000	$ 115,000
(Range) Weighted Average	3.48	3.48
Single-Family Residential [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 110,000	$ 116,000
(Range) Weighted Average	3.61
Single-Family Residential [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		1.81
Single-Family Residential [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		3.61
Single-Family Residential [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		2.91
Non-Owner Occupied [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 2,804,000	$ 2,832,000
Non-Owner Occupied [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	3.48	3.48
Non-Owner Occupied [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	8.61	9.64
Non-Owner Occupied [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	5.02	5.15